13. LOANS PAYABLE (Details)	24 Months Ended
Dec. 31, 2020 CAD ($)
Debt Instrument #1
Debt Instrument, Description	loan agreement
Debt Instrument, Face Amount	$ 1,000,000
Debt Instrument, Interest Rate, Stated Percentage	10.00%
Debt Instrument, Collateral	secured with all of the present and after-acquired property of the Company
Debt Instrument, Payment Terms	Company has the right to repay all or any portion of the loan at any time without penalty
Interest expense	$ 78,904
Accretion Expense	$ 64,158
Debt Instrument #2
Debt Instrument, Description	Emergency Business Account loan
Debt Instrument, Face Amount	$ 40,000